FINANCIAL INSTRUMENTS - Disclosure of detailed information about credit risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 594,320	$ 982,114
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	570,330	732,392
1 - 60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	39,676	203,164
61 days and over [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ (15,686)	$ 46,558